Other Financial Assets - Summary of Other Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016
Disclosure Of Other Financial Assets [Line Items]
Financial assets held to maturity, Current	$ 43,737	$ 37,642		$ 38,295
Hedging derivatives, Current	2,168	259		1,651
Financial assets at fair value through profit or loss, Current	49,757	65,753		49,943
Non-hedging derivatives, Current	404	32,602		6,234
Other current financial assets	110,352	136,256	[1]	96,123	[1]
Financial assets held to maturity, Non-Current	27	54		56
Hedging derivatives, Non-Current	19,932			1,378
Financial assets at fair value through profit or loss, Non-Current		479
Non-hedging derivatives, Non-Current	4,898
Other non-current financial assets	1,752,267	1,029,310	[1]	689,321	[1]
Non Quoted Equity Securities
Disclosure Of Other Financial Assets [Line Items]
Available-for-sale financial investments, Non-Current	1,104	1,907		868
Service concession arrangements [member]
Disclosure Of Other Financial Assets [Line Items]
Available-for-sale financial investments, Current	14,286
Available-for-sale financial investments, Non-Current	$ 1,726,306	$ 1,026,870		$ 687,019

[1]	As Restated